Losses and Loss Expenses - Loss Reserve Rollforward and Components of Net Losses and Loss Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Net Losses And Loss Expenses Incurred [Abstract]
Net losses and loss expenses incurred	$ 3,731,464	$ 3,765,482	$ 4,078,391
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid losses and loss expenses at beginning of year	20,484,121	20,613,901	20,531,607
Unpaid losses and loss expenses recoverable at beginning of year	3,361,703	3,629,940	3,649,290
Net unpaid losses and loss expenses at beginning of year	17,122,418	16,983,961	16,882,317
Increase (decrease) in net losses and loss expenses incurred in respect of losses occurring in:
Current year	4,021,353	4,081,376	4,363,258
Prior years	(289,889)	(315,894)	(284,867)
Total net incurred losses and loss expenses	3,731,464	3,765,482	4,078,391
Exchange rate effects	40,587	156,217	(130,545)
Less net losses and loss expenses paid in respect of losses occurring in:
Current year	425,254	416,844	589,870
Prior years	3,402,885	3,366,398	3,256,332
Total net paid losses	3,828,139	3,783,242	3,846,202
Net unpaid losses and loss expenses at end of year	17,066,330	17,122,418	16,983,961
Unpaid losses and loss expenses recoverable at end of year	3,414,735	3,361,703	3,629,940
Unpaid losses and loss expenses at end of year	20,481,065	20,484,121	20,613,901
Loss and loss expenses payments
Components of Net Losses And Loss Expenses Incurred [Abstract]
Net losses and loss expenses incurred	4,496,802	4,673,998	4,911,737
Change in unpaid losses and loss expenses
Components of Net Losses And Loss Expenses Incurred [Abstract]
Net losses and loss expenses incurred	(71,901)	(297,660)	260,631
Change in unpaid losses and loss expenses recoverable
Components of Net Losses And Loss Expenses Incurred [Abstract]
Net losses and loss expenses incurred	(24,774)	279,900	(28,442)
Paid loss recoveries
Components of Net Losses And Loss Expenses Incurred [Abstract]
Net losses and loss expenses incurred	$ (668,663)	$ (890,756)	$ (1,065,535)